Equity Transactions	3 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Notes to Financial Statements
Equity Transactions

Note 5   Equity Transactions

On February 10, 2013, our founder and President was issued 98,000,000 shares of common stock for $2,800.

During the period ended September 30, 2013, the Company received proceeds totaling $18,200 in connection with 31,850,000 shares of common stock issued to various investors. As of September 30, 2013, the shares have not been issued.

Note 4 Equity Transactions

On November 28, 2013, the Company issued 39,550,000 shares of common stock to investors for $22,600.

On November 28, 2013, the Company issued 31,850,000 shares of common stock pursuant to subscription agreements entered into during the period ended September 30, 2013.